SHORT-TERM BANK BORROWINGS	12 Months Ended
Sep. 30, 2019
SHORT-TERM BANK BORROWINGS
SHORT-TERM BANK BORROWINGS

NOTE 11 – SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following at September 30, 2019:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,190,000	866,013	11/5/2018	11/1/2019	6.09%
Agricultural Bank - Longwan Branch	8,000,000	1,119,241	11/19/2018	11/18/2019	6.09%
Agricultural Bank - Longwan Branch	8,700,000	1,217,175	1/2/2019	1/1/2020	6.09%
Agricultural Bank - Longwan Branch	5,750,000	804,455	7/23/2019	7/22/2020	6.65%
Agricultural Bank - Longwan Branch	4,300,000	601,592	8/1/2019	7/1/2020	6.65%
Agricultural Bank - Longwan Branch	6,000,000	839,431	8/26/2019	8/25/2020	5.66%
Bank of China	2,850,000	398,730	9/11/2019	9/9/2020	5.27%
Bank of China	4,250,000	594,597	9/24/2019	9/22/2020	5.27%
Bank of China	3,400,000	475,677	9/20/2019	9/18/2020	5.27%
China Merchants Bank	13,500,000	1,888,719	12/14/2018	12/9/2019	5.44%
China Merchants Bank	3,000,000	419,715	3/20/2019	12/9/2019	5.44%
China Merchants Bank	1,955,000	273,516	9/3/2019	2/29/2020	4.35%
Industrial Bank	1,000,000	139,905	12/5/2018	12/4/2019	6.50%
Industrial Bank	7,000,000	979,336	11/8/2018	11/8/2019	6.50%
Industrial Bank	6,000,000	839,431	11/12/2018	11/5/2019	6.50%
China Minsheng Bank	3,000,000	419,715	6/19/2019	6/19/2020	6.74%
China Minsheng Bank	2,880,000	402,927	6/20/2019	6/20/2020	6.74%
Ping An Bank	3,600,000	503,659	9/20/2019	9/20/2020	7.96%
CZBANK	3,200,000	447,696	8/9/2019	4/10/2020	6.00%
CZBANK	4,700,000	657,554	8/14/2019	4/14/2020	6.00%
CZBANK	1,500,000	209,858	8/12/2019	4/14/2020	6.09%
CZBANK	1,000,000	139,905	9/11/2019	4/9/2020	6.00%
CZBANK	3,000,000	419,715	9/12/2019	4/13/2020	6.00%
CZBANK	2,600,000	363,753	9/17/2019	4/10/2020	6.00%
Bank of Communications	4,500,000	629,573	7/25/2019	2/20/2020	7.80%
Bank of Communications	4,500,000	629,573	7/26/2019	2/20/2020	7.40%
Total	116,375,000	16,281,461

Short-term bank borrowings consisted of the following at September 30, 2018:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,190,000	901,281	12/1/2017	11/25/2018	6.00%
Agricultural Bank - Longwan Branch	8,000,000	1,164,822	1/18/2018	12/5/2018	6.00%
Agricultural Bank - Longwan Branch	7,580,000	1,103,669	1/18/2018	10/8/2018	6.00%
Agricultural Bank - Longwan Branch	8,700,000	1,266,744	1/29/2018	1/5/2019	6.22%
Agricultural Bank - Longwan Branch	4,300,000	626,092	8/16/2018	8/15/2019	6.09%
Agricultural Bank - Longwan Branch	5,750,000	837,216	8/21/2018	8/1/2019	6.09%
Agricultural Bank - Longwan Branch	6,000,000	873,617	9/27/2018	9/1/2019	6.09%
Bank of China	4,250,000	618,812	4/3/2018	4/2/2019	5.27%
Bank of China	6,800,000	990,099	4/3/2018	4/2/2019	5.27%
China Merchants Bank	15,000,000	2,184,042	12/12/2017	12/6/2018	5.44%
China Merchants Bank	1,500,000	218,404	2/8/2018	12/1/2018	5.66%
Industrial Bank	6,500,000	946,419	12/6/2017	12/3/2018	6.50%
Industrial Bank	3,000,000	436,809	12/7/2017	11/27/2018	6.00%
Industrial Bank	5,500,000	800,815	12/8/2017	11/20/2018	6.45%
China Minsheng Bank	4,000,000	582,411	6/28/2018	3/31/2019	5.44%
China Minsheng Bank	2,200,000	320,326	6/28/2018	3/31/2019	5.44%
Ping An Bank	6,200,000	902,737	9/25/2018	9/25/2019	7.96%
CZBANK	3,500,000	509,610	4/20/2018	10/19/2018	6.53%
CZBANK	6,000,000	873,617	4/19/2018	10/18/2018	6.48%
CZBANK	6,000,000	873,617	4/17/2018	10/16/2018	6.53%
CZBANK	1,500,000	218,404	4/19/2018	10/18/2018	6.50%
Bank of Communications	9,000,000	1,310,425	9/10/2018	9/7/2019	6.34%
CZBANK	4,880,000	710,542	4/26/2018	4/26/2019	4.35%
Total	132,350,000	19,270,530

The Company’s short-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: HUANG Jian Cong, WANG Jian Di, WANG Guo Lin, WANG Min Jie, and WANG Yang Ming, and their immediate family members.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2019	2018
Term Deposit as Collateral	$—	$728,014
Accounts receivable	2,028,624	—
Buildings, net	4,312,115	4,583,560
Land use rights, net	402,622	431,621
Machinery, net	98,210	154,795
Inventory	1,608,909	1,674,432
Total	$8,450,480	$7,572,422